Earnings per share - diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 6,622	€ 3,608	€ 3,491
Weighted average number of shares outstanding (in shares)	1,564,114	1,548,439	1,535,988
Number of shares deployable for share-based compensation (in shares)	6,736	19,400	20,318
Weighted average number of shares outstanding for diluted earnings per share (in shares)	1,570,850	1,567,839	1,556,306
Diluted earnings per share (in EUR per share)	€ 4.22	€ 2.30	€ 2.24
Net profit from continuing operations attributable to owners of the parent	€ 2,694	€ 3,323	€ 3,281
Diluted earnings per share from continuing operations (in EUR per share)	€ 1.71	€ 2.12	€ 2.11
Net profit from discontinued operations attributable to owners of the parent	€ 3,928	€ 285	€ 210
Diluted earnings per share from discontinued operations (in EUR per share)	€ 2.50	€ 0.18	€ 0.13